Fair Value Measurement and Fair Values of Financial Instruments - Carrying amounts and estimated fair values of the financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Interest bearing demand deposits	$ 6,244	$ 4,710
Securities available for sale	18,126	18,331
Securities held to maturity	5,166	6,052
Loans, net	3,817	2,133
Financial liabilities:
Time deposits	132,832
Level 1
Financial assets:
Loans, net	0
Level 2
Financial assets:
Loans, net	2,997	2,133
Level 3
Financial assets:
Loans, net	820
Carrying Amount | Level 1
Financial assets:
Cash and due from banks	1,689	1,581
Interest bearing demand deposits	6,244	4,710
Accrued interest receivable	807	876
Financial liabilities:
Demand Deposits, Savings, NOW and MMDA	102,728	98,681
Accrued interest payable	111	168
Carrying Amount | Level 2
Financial assets:
Securities available for sale	18,126	18,331
Securities held to maturity	5,166	6,052
Investment in restricted stock	2,757	3,637
Loans held for sale	2,194	2,133
Financial liabilities:
Time deposits	132,832	123,934
Borrowings	51,735	71,826
Carrying Amount | Level 3
Financial assets:
Loans, net	274,508	281,741
Foreclosed real estate	730	0
Fair Value | Level 1
Financial assets:
Cash and due from banks	1,689	1,581
Interest bearing demand deposits	6,244	4,710
Accrued interest receivable	807	876
Financial liabilities:
Demand Deposits, Savings, NOW and MMDA	102,728	98,681
Accrued interest payable	111	168
Fair Value | Level 2
Financial assets:
Securities available for sale	18,126	18,331
Securities held to maturity	5,297	6,030
Investment in restricted stock	2,757	3,637
Loans held for sale	2,194	2,133
Financial liabilities:
Time deposits	132,972	124,182
Borrowings	52,348	71,086
Fair Value | Level 3
Financial assets:
Loans, net	279,114	280,173
Foreclosed real estate	$ 730	$ 0